Supplemental Oil And Gas Information (Schedule Of Reserve Value By Category And The Respective Present Values, Before Income Taxes, Discounted At 10% As A Percentage Of Total Proved Reserves) (FY) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reserve Quantities [Line Items]
Total proved reserves year-end reserve report	$ 8,365	$ 13,976	$ 8,170
Proved developed producing reserves (PDP)	$ 7,592	$ 12,534	$ 7,065
% of PDP reserves to total proved reserves	91.00%	90.00%	87.00%
Proved developed non-producing reserves	$ 773	$ 739	$ 1,082
% of PDNP reserves to total proved reserves	9.00%	5.00%	13.00%
Proved undeveloped reserves (PUD)		$ 703	$ 23
% of PUD reserves to total proved reserves		5.00%
Oil [Member]
Reserve Quantities [Line Items]
Total proved reserves year-end reserve report	$ 8,365	$ 13,976	$ 8,170
Proved developed producing reserves (PDP)	$ 7,592	$ 12,534	$ 7,065
% of PDP reserves to total proved reserves	91.00%	90.00%	87.00%
Proved developed non-producing reserves	$ 773	$ 739	$ 1,082
% of PDNP reserves to total proved reserves	9.00%	5.00%	13.00%
Proved undeveloped reserves (PUD)		$ 703	$ 23
% of PUD reserves to total proved reserves		5.00%
Gas [Member]
Reserve Quantities [Line Items]
Total proved reserves year-end reserve report
Proved developed producing reserves (PDP)
% of PDP reserves to total proved reserves
Proved developed non-producing reserves
% of PDNP reserves to total proved reserves
Proved undeveloped reserves (PUD)
% of PUD reserves to total proved reserves